Property and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
General and Administrative Expense [Member]
Property and Equipment [Line Items]
Depreciation expenses	$ 1,230	$ 1,683	$ 12,583
Cost of Sales [Member]
Property and Equipment [Line Items]
Depreciation expenses	$ 3,365,574	$ 3,195,032	$ 3,287,291